UNITED STATES
                    SECURITIES AND EXCHANGE COMMISSION
                          Washington, D.C.  20549

FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2010

Check here if Amendment [  ];  Amendment Number: ________
This Amendment (check only one):  [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     Monarch Capital Management, Inc.
Address:  127 West Berry Street, Suite 402
          Fort Wayne, IN  46802

Form 13F File Number: 28-04589

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:
Name:   Margaret H. Candor
Title:  Vice President and Treasurer
Phone:  (260) 422-2765

Signature, Place, and Date of Signing:

   /s/  MARGARET H. CANDOR
   Fort Wayne, Indiana
   July 26, 2010

Report Type (Check only one.):

[X] 13F HOLDING REPORT (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager: N/A

FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:       0

Form 13F Information Table Entry Total:  78

Form 13F Information Table Value Total:  $158,275 (thousands)

List of Other Included Managers:  NONE

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
3M COMPANY                     COM              88579y101     3830    48481 SH       SOLE                    26116             22365
ABBOTT LABORATORIES            COM              002824100     3601    76981 SH       SOLE                    28950             48031
AIR PRODUCTS & CHEMICALS       COM              009158106      254     3914 SH       SOLE                     3000               914
ALTRIA GROUP                   COM              02209s103      799    39865 SH       SOLE                    13500             26365
AT&T                           COM              00206r102     1062    43891 SH       SOLE                    26532             17359
AUTOMATIC DATA PROCESSING      COM              053015103     4394   109151 SH       SOLE                    40360             68791
AVERY DENNISON                 COM              053611109      218     6800 SH       SOLE                     4000              2800
BANK OF AMERICA                COM              060505104      164    11415 SH       SOLE                     9915              1500
BARRICK GOLD CORPORATION       COM              067901108      250     5500 SH       SOLE                                       5500
BERKSHIRE HATHAWAY             COM              084670108      240        2 SH       SOLE                                          2
BERKSHIRE HATHAWAY B           COM              084670702      558     6998 SH       SOLE                     1850              5148
BP ADR                         COM              055622104     2005    69410 SH       SOLE                     7177             62233
BRISTOL-MYERS SQUIBB           COM              110122108      822    32957 SH       SOLE                    11000             21957
CHEVRON                        COM              166764100     1240    18279 SH       SOLE                     8864              9415
CHUBB CORP COM                 COM              171232101      530    10600 SH       SOLE                     2450              8150
CINCINNATI FINANCIAL           COM              172062101     2593   100242 SH       SOLE                    42580             57662
CINTAS                         COM              172908105      613    25568 SH       SOLE                    15800              9768
CISCO SYSTEMS                  COM              17275r102     4064   190694 SH       SOLE                    75626            115068
CLARCOR                        COM              179895107     2528    71176 SH       SOLE                     1500             69676
COCA-COLA                      COM              191216100     6303   125765 SH       SOLE                    43256             82509
CONSTELLATION BRANDS           COM              21036p108      437    27995 SH       SOLE                    22100              5895
DISNEY WALT                    COM              254687106     1222    38787 SH       SOLE                     4575             34212
DUKE ENERGY                    COM              26441c105      401    25048 SH       SOLE                    19048              6000
DUKE REALTY                    COM              264411505      275    24200 SH       SOLE                    20900              3300
EMC                            COM              268648102     4280   233902 SH       SOLE                    78900            155002
EMERSON ELECTRIC               COM              291011104     2500    57213 SH       SOLE                    21025             36188
EQUITY RESIDENTIAL             COM              29476L107      300     7200 SH       SOLE                     7000               200
EXXON MOBIL                    COM              30231g102     4731    82896 SH       SOLE                    24359             58537
FRANKLIN ELECTRIC              COM              353514102     4213   146183 SH       SOLE                    45800            100383
GENERAL ELECTRIC               COM              369604103     3603   249862 SH       SOLE                   103431            146431
GENUINE PARTS                  COM              372460105     1175    29775 SH       SOLE                    11875             17900
HERSHEY                        COM              427866108      508    10600 SH       SOLE                    10400               200
HOME DEPOT                     COM              437076102     3642   129763 SH       SOLE                    51450             78313
INTEL                          COM              458140100     4053   208405 SH       SOLE                    86407            121998
INTERNATIONAL BUSINESS MACHINE COM              459200101      589     4773 SH       SOLE                     1000              3773
JOHNSON & JOHNSON              COM              478160104     5551    93985 SH       SOLE                    32629             61356
JPMORGAN CHASE                 COM              46625h100      709    19374 SH       SOLE                     7585             11789
KRAFT FOODS                    COM              50075n104     1706    60930 SH       SOLE                     5227             55703
LAKELAND FINANCIAL             COM              511656100     4191   209768 SH       SOLE                    87050            122718
LILLY ELI                      COM              532457108      268     8000 SH       SOLE                     6300              1700
LORILLARD                      COM              544147101      237     3293 SH       SOLE                                       3293
MCDONALD'S                     COM              580135101     6565    99661 SH       SOLE                    36908             62753
MEDTRONIC                      COM              585055106     3759   103640 SH       SOLE                    47565             56075
MERCK & CO                     COM              58933Y105     6772   193640 SH       SOLE                    73407            120233
MICROSOFT                      COM              594918104     3841   166928 SH       SOLE                    60078            106850
MOTOROLA                       COM              620076109       72    11100 SH       SOLE                                      11100
NEXTERA ENERGY                 COM              65339F101     1442    29583 SH       SOLE                    16183             13400
NOKIA ADR                      COM              654902204      364    44647 SH       SOLE                    22647             22000
NORFOLK SOUTHERN               COM              655844108     1860    35066 SH       SOLE                    22916             12150
NORTHERN TRUST                 COM              665859104     3046    65226 SH       SOLE                    23500             41726
NORTHROP GRUMMAN               COM              666807102      277     5090 SH       SOLE                                       5090
PEPSICO                        COM              713448108     3594    58963 SH       SOLE                    24475             34488
PFIZER                         COM              717081103     2673   187472 SH       SOLE                    87770             99702
PHILIP MORRIS INTERNATIONAL    COM              718172109     1914    41755 SH       SOLE                    12800             28955
PINNACLE WEST CAPITAL          COM              723484101      669    18400 SH       SOLE                    10700              7700
PNC FIN'L SVCS GROUP           COM              693475105      305     5395 SH       SOLE                     1889              3506
PRAXAIR                        COM              74005P104      219     2881 SH       SOLE                     1175              1706
PROCTER & GAMBLE               COM              742718109     6007   100155 SH       SOLE                    34355             65800
PROTECTIVE LIFE                COM              743674103      291    13600 SH       SOLE                     7900              5700
QUESTAR                        COM              748356102      967    21250 SH       SOLE                    11900              9350
SCHLUMBERGER                   COM              806857108     1310    23677 SH       SOLE                    10627             13050
STEEL DYNAMICS                 COM              858119100      620    47020 SH       SOLE                     2120             44900
STRYKER                        COM              863667101      958    19139 SH       SOLE                    12600              6539
SYSCO                          COM              871829107     4556   159464 SH       SOLE                    64190             95274
TARGET                         COM              87612e106      404     8225 SH       SOLE                     5100              3125
TOWER FINANCIAL                COM              891769101     1313   187639 SH       SOLE                     6000            181639
U.S. BANCORP                   COM              902973304     1844    82517 SH       SOLE                    52400             30117
UNITED PARCEL SERVICE          COM              911312106     1264    22222 SH       SOLE                    12193             10029
UNITED TECHNOLOGIES            COM              913017109     2185    33663 SH       SOLE                    16627             17036
VALSPAR                        COM              920355104      509    16900 SH       SOLE                    13000              3900
VANGUARD EMERGING MKTS ETF     COM              922042858      230     6051 SH       SOLE                     1341              4710
VERIZON COMMUNICATIONS         COM              92343v104      684    24406 SH       SOLE                    14229             10177
VIVENDI                        COM              f97982106      341    16560 SH       SOLE                                      16560
VODAFONE GROUP ADR             COM              92857w209     1041    50375 SH       SOLE                    26600             23775
WAL-MART STORES                COM              931142103     4727    98342 SH       SOLE                    36872             61470
WALGREEN                       COM              931422109     4174   156329 SH       SOLE                    69898             86431
WELLS FARGO                    COM              949746101     3680   143760 SH       SOLE                    56400             87360
ZIMMER HOLDINGS                COM              98956p102     3139    58067 SH       SOLE                    26725             31342